Basis of presentation and accounting policies - Inframerica Concessionaria do Aeroporto de Brasilia S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-current assets	$ 2,994,314	$ 2,885,658
Current assets	626,317	519,993
Total assets	3,620,631	3,405,651
Non-current liabilities	2,004,736	2,047,811
Current liabilities	842,287	552,554
Total liabilities	2,847,023	2,600,365
Equity	773,608	805,286	$ 1,198,614	$ 1,222,697
Revenue	706,913	607,356	1,558,640
Gross (loss) / profit	84,532	(46,227)	420,215
Operating income	6,460	(163,698)	223,635
Financial results	(96,500)	(206,331)	(207,023)
Share of income in associates	(629)	(1,667)	(1,416)
Income tax	69,111	(14,295)	17,079
Net loss	(180,976)	(361,893)	(5,820)
Other comprehensive loss for the year	138,722	(33,293)	(25,020)
Total comprehensive loss for the year	(42,254)	(395,186)	$ (30,840)
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Disclosure of subsidiaries [line items]
Non-current assets	641,422	722,342
Current assets	28,951	25,667
Total assets	670,373	748,009
Non-current liabilities	586,362	798,374
Current liabilities	314,662	94,065
Total liabilities	901,024	892,439
Equity	(230,651)	(144,430)
Revenue	51,706	44,827
Gross (loss) / profit	1,909	(6,046)
Operating income	11,702	13,796
Financial results	(124,815)	(88,051)
Income tax	(9,320)	(46,839)
Net loss	(122,433)	(121,094)
Other comprehensive loss for the year	14,898	6,122
Total comprehensive loss for the year	(107,535)	(114,972)
Increase/(decrease) in cash
Provided by / (Used in) operating activities	(585)	9,721
Used in investing activities	(459)	(173)
(Used in) / provided by financing activities	$ 457	$ (12,690)